COMMITMENTS AND CONTINGENCIES (Details) - WILSON-DAVIS & CO., INC - USD ($)	Dec. 19, 2019	Feb. 27, 2018	Dec. 31, 2023	Jun. 30, 2023
Damage awarded for violations of the applicable short sales and anti-money laundering rules	$ 1,265,000	$ 1,470,000
Damage reduced	205,000
Accrued contingent liability	$ 100,000		$ 100,000	$ 100,000